Other Receivables (Details) - Schedule of other receivables - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Other Receivables Abstract
Net Receivable from Reachnet Cable Service Pvt. Ltd.	$ 43,168,720	$ 30,146,595
GST and other taxes	7,770,370	5,426,387
Total	$ 50,939,090	$ 35,572,982